SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 17, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Transaction Costs	$ 15,688,848						$ 15,688,848
Underwriting fees	5,520,000						5,520,000
Deferred underwriting fee payable	9,660,000	$ 0		$ 9,660,000	$ 0		9,660,000
Other offering costs	508,848						508,848
charged to temporary equity	15,239,420						15,239,420
Offering cost expense	$ 449,428						449,428
Deferred tax asset				51,447			351,652
Valuation allowance				$ 51,447			$ 351,652
Effective tax rate (in percent)		(0.23%)	0.00%	0.00%	(0.13%)	0.00%	0.00%
Statutory tax rate		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits		$ 0			$ 0		$ 0
Unrecognized tax benefits accrued for interest and penalties		0			0		0
Federal Deposit Insurance Corporation coverage limit		$ 250,000			$ 250,000		$ 250,000